Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2017
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER ROCHESTER Ltd TERM CALIFORNIA MUNICIPAL FUND
Central Index Key	dei_EntityCentralIndexKey	0001272949
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2017
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017